UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09455

        Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	B3	$ 146,611
230	5.125%, 1/01/37	1/15 at 100.00	B3	126,771
490	Total Consumer Discretionary			273,382
	Consumer Staples – 2.8% (1.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,345	4.750%, 6/01/34	6/17 at 100.00	BBB	784,552
3,000	5.000%, 6/01/41	6/17 at 100.00	BBB	1,624,230
4,345	Total Consumer Staples			2,408,782
	Education and Civic Organizations – 18.3% (12.4% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	238,643
	Series 2004C, 5.500%, 7/01/23
325	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	286,972
	2007D, 5.250%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	1,091,139
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	691,062
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A	61,782
	2004L, 5.125%, 7/01/21 – MBIA Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A2	921,820
	2006A, 5.000%, 7/01/36 – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	7/11 at 100.00	A+	1,057,110
	Technology, Series 2001G, 5.250%, 7/01/18 – MBIA Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	A+	1,022,000
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
1,085	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C,	7/11 at 101.00	A+	1,062,324
	5.000%, 7/01/31 – FGIC Insured
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A	658,753
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	Baa1	297,474
	2002A, 5.000%, 7/01/17 – RAAI Insured
200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University	7/11 at 100.00	A	211,810
	Project, Series 2001A, 5.250%, 7/01/16 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University
	Project, Series 2001G:
3,820	4.875%, 7/01/21 – AMBAC Insured	7/11 at 100.00	A	3,848,306
1,600	5.000%, 7/01/26 – AMBAC Insured	7/11 at 100.00	A	1,606,304
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	314,814
	Bond Trust PA-4643, 19.017%, 6/01/30 (IF)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart,
	Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	1,900,280
500	5.250%, 9/01/31	9/11 at 100.00	BBB	431,950
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	392,135
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31
16,390	Total Education and Civic Organizations			16,094,678
	Energy – 1.1% (0.8% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	BBB	994,610
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Financials – 1.6% (1.1% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/10 at 100.00	N/R	549,160
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	10/09 at 100.00	Ba1	242,898
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	605,693
	Project, Series 2002, 5.750%, 10/01/21
1,850	Total Financials			1,397,751
	Health Care – 21.4% (14.5% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	237,001
	2004A, 5.750%, 2/15/34
560	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	530,152
	Series 2008A, 5.000%, 7/01/27
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AAA	372,790
	Series 2009, Trust 3018, 18.976%, 7/01/38 – AGC Insured (IF)
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	783,085
	Medical Center, Series 2007, 5.000%, 7/01/37
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa2	1,473,210
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	105,439
	Hospital, Series 2005A, 5.500%, 7/01/36
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	346,892
	Center, Series 2006B, 5.000%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	159,413
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,424,365
	Obligated Group, Series 2001, 5.625%, 7/01/31
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
750	5.750%, 7/01/25	7/10 at 100.00	A2	752,543
3,000	5.750%, 7/01/31	7/10 at 100.00	A2	3,000,900
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	Baa2	348,929
	Care System, Series 2006A, 5.000%, 7/01/29
895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	BBB–	803,495
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	550,650
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	588,811
615	5.000%, 7/01/46	7/16 at 100.00	A2	524,429
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	1,106,534
	Hospital, Series 2000A, 6.875%, 7/01/20
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette	1/10 at 101.00	A2	2,437,875
	Tomlin Memorial Hospital, Series 1999, 5.500%, 7/01/29
1,280	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	1,270,272
	2007-I, 5.000%, 7/01/38 – AGC Insured
20,065	Total Health Care			18,816,785
	Industrials – 0.4% (0.2% of Total Investments)
310	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	313,116
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)
	Long-Term Care – 2.6% (1.8% of Total Investments)
585	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	397,911
	Evergreens Project, Series 2007, 5.625%, 1/01/38
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	222,293
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	6.000%, 6/01/25	6/11 at 102.00	A–	1,015,260
335	5.500%, 6/01/31	6/11 at 102.00	A–	311,654
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/10 at 100.00	BB+	347,640
	Obligated Group, Series 1998, 5.125%, 7/01/25
2,670	Total Long-Term Care			2,294,758
	Tax Obligation/General – 2.7% (1.9% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A1	1,048,540
	AMBAC Insured
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 –	7/11 at 100.00	AAA	1,352,619
	FSA Insured
2,350	Total Tax Obligation/General			2,401,159
	Tax Obligation/Limited – 33.9% (22.9% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	684,852
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,888,701
	5.000%, 12/01/18 – MBIA Insured
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series	9/15 at 100.00	AAA	1,137,830
	2005A, 5.000%, 9/01/16 – FSA Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	1,140,535
	2004, 5.250%, 1/01/16 – AMBAC Insured
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	A1	662,575
	2007, 5.250%, 12/15/22 – AMBAC Insured
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	950,583
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	1,816,041
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
615	5.500%, 6/15/24	6/12 at 100.00	BBB	527,984
1,200	5.750%, 6/15/34	6/14 at 100.00	BBB	971,604
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	1,316,208
	2004A, 5.250%, 7/01/15 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	53,538
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	85,914
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	599,576
1,235	5.000%, 9/01/37	9/17 at 100.00	AA–	1,204,026
525	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	597,361
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	945,489
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	1,400,644
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	251,245
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	1,097,670
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,000	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A	1,026,550
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	379,274
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	650,461
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	1,472,562
	5.500%, 12/15/16 – MBIA Insured
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,371,584
	5.000%, 6/15/19 – FSA Insured
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,412,021
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,315	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	1,344,683
3,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	708,060
6,000	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	1,237,440
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA–	1,014,980
	5.000%, 12/15/26 – AMBAC Insured
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	311,490
	2006A, 4.500%, 7/01/36 – CIFG Insured
1,500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/09 at 100.50	Baa2	1,471,875
	Loan Note, Series 1998A, 5.500%, 10/01/18 – RAAI Insured
38,870	Total Tax Obligation/Limited			29,733,356
	Transportation – 17.9% (12.1% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	A+	1,015,590
1,000	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	A+	1,011,300
500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	A+	507,320
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	675,576
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	A+	59,918
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	3,213,660
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA	327,690
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	333,312
	Eighth Series 2007, Trust 2920, 17.987%, 8/15/32 – FSA Insured (IF)
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	505,980
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/09 at 100.00	A	4,601,500
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
3,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series	11/09 at 101.00	A–	3,446,885
	1999, 5.125%, 11/01/22 – AMBAC Insured
15,995	Total Transportation			15,698,731
	U.S. Guaranteed – 22.8% (15.4% of Total Investments) (4)
2,400	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	2,593,800
	5.000%, 6/15/21 (Pre-refunded 6/15/11) – AMBAC Insured
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (4)	447,505
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A (4)	791,002
	2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
1,000	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	1,153,620
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	1,153,620
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	599,882
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (4)	712,844
	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured
890	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	N/R (4)	1,012,865
	Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (4)	1,532,642
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	BBB– (4)	981,518
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	536,580
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	161,563
20	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	25,195
905	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	1,055,438
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (4)	430,459
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,601,025
	5.500%, 10/01/40
2,150	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27	7/11 at 100.00	AAA	2,341,307
	(Pre-refunded 7/01/11) – FSA Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,510	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,591,782
1,125	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,289,171
17,920	Total U.S. Guaranteed			20,011,818
	Utilities – 1.1% (0.8% of Total Investments)
210	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	10/09 at 100.00	Baa3	209,546
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative
	Minimum Tax)
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	774,795
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
960	Total Utilities			984,341
	Water and Sewer – 20.7% (14.0% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	209,401
	6.000%, 7/01/25
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/09 at 101.00	N/R	4,089,414
	Company, Series 1997B, 5.375%, 5/01/32 – FGIC Insured (Alternative Minimum Tax)
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	8/09 at 101.00	A	6,091,470
	Company, Series 1998, 5.350%, 2/01/38 – MBIA Insured (Alternative Minimum Tax)
390	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/09 at 100.50	AAA	394,407
	1998A, 4.500%, 9/01/18
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	Baa1	7,343,420
	0.000%, 8/01/23 – MBIA Insured
28,090	Total Water and Sewer			18,128,112
$ 151,305	Total Investments (cost $135,892,447) – 147.6%			129,551,379
.	Other Assets Less Liabilities – 2.5%			2,118,457
	Preferred Shares, at Liquidation Value – (50.1)% (5)			(43,925,000)
	Net Assets Applicable to Common Shares – 100%			$ 87,744,836

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$129,551,379	$ —	$129,551,379

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $135,863,471.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,830,897
Depreciation	(9,142,989)
Net unrealized appreciation (depreciation) of investments	$(6,312,092)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009